Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Forester Funds Inc
Entity Central Index Key	0001088323
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class N
Shareholder Report [Line Items]
Fund Name	FORESTER VALUE FUND
Class Name	CLASS N
Trading Symbol	FVALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Forester Value Fund – Class N - FVALX (the “Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://forestervalue.com/index.html. You can also request this information by contacting us at 1-800-388-0365.
Additional Information Phone Number	1-800-388-0365
Additional Information Website	https://forestervalue.com/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Forester Value Fund – Class N	$65	1.25%

*Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]

Forester Class N	Class N	S&P 500
09/30/2014	10,000	10,000
12/31/2014	10,358	10,493
3/31/2015	10,260	10,593
06/30/2015	10,006	10,623
09/30/2015	9,867	9,940
12/31/2015	9,765	10,639
3/31/2016	10,069	10,781
06/30/2016	9,839	11,045
09/30/2016	9,453	11,470
12/31/2016	9,369	11,908
3/31/2017	9,171	12,629
06/30/2017	9,196	13,019
09/30/2017	9,122	13,603
12/31/2017	9,192	14,507
3/31/2018	9,468	14,397
06/30/2018	9,234	14,891
09/30/2018	9,493	16,039
12/31/2018	9,218	13,871
3/31/2019	9,597	15,764
06/30/2019	9,429	16,442
09/30/2019	9,235	16,721
12/31/2019	9,374	18,238
3/31/2020	9,769	14,664
06/30/2020	9,536	17,676
09/30/2020	9,114	19,255
12/31/2020	9,413	21,594
3/31/2021	9,619	22,927
06/30/2021	9,602	24,887
09/30/2021	9,378	25,032
12/31/2021	9,417	27,792
3/31/2022	9,904	26,514
09/30/2022	10,392	21,159
3/31/2023	9,551	24,465
09/30/2023	9,074	25,733
03/31/2024	9,498	31,775
09/30/2024	9,899	35,087

Average Annual Return [Table Text Block]	AVERAGE ANNUAL RETURNS FOR PERIODS ENDING SEPTEMBER 30, 2024
	1 Year	5 Years	10 Years	Ending Value
Forester Value Fund – Class N	9.09%	1.40%	-0.10%	$ 9,899
S&P 500 Index	36.35%	15.96%	13.37%	$ 35,087

Net Assets	$ 3,225,911
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 14,608
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISORY FEES
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	PAID BY FUND:
$3,225,911	37	0.00%	$14,608

Largest Holdings [Text Block]

top ten holdings (% of net assets)

1.	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio, Institutional Class	11.89%
2.	US Government Treasury Bill, 0.00%, 02/06/25	9.15%
3.	Alamos Gold, Inc.	4.25%
4.	Agnico Eagle Mines Ltd.	2.82%
5.	The Allstate Corp.	2.82%
6.	General Mills, Inc.	2.75%
7.	Chubb Ltd.	2.68%
8.	Aon PLC	2.68%
9.	Oracle Corp.	2.64%
10.	Conagra Brands, Inc.	2.62%
	Total % of Net Assets	44.30%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the six months ended September 30, 2024.
Updated Prospectus Phone Number	1-800-388-0365
Updated Prospectus Web Address	https://forestervalue.com/index.html
Class I
Shareholder Report [Line Items]
Fund Name	FORESTER VALUE FUND
Class Name	CLASS I
Trading Symbol	FVILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Forester Value Fund – Class I - FVILX (the “Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://forestervalue.com/index.html. You can also request this information by contacting us at 1-800-388-0365.
Additional Information Phone Number	1-800-388-0365
Additional Information Website	https://forestervalue.com/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Forester Value Fund – Class I	$52	0.99%

*Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]

Forester Class I	Class I	S&P 500
09/30/2014	10,000	10,000
12/31/2014	10,373	10,493
3/31/2015	10,277	10,593
06/30/2015	10,029	10,623
09/30/2015	9,893	9,940
12/31/2015	9,799	10,639
3/31/2016	10,113	10,781
06/30/2016	9,887	11,045
09/30/2016	9,509	11,470
12/31/2016	9,430	11,908
3/31/2017	9,235	12,629
06/30/2017	9,268	13,019
09/30/2017	9,194	13,603
12/31/2017	9,278	14,507
3/31/2018	9,558	14,397
06/30/2018	9,327	14,891
09/30/2018	9,599	16,039
12/31/2018	9,323	13,871
3/31/2019	9,708	15,764
06/30/2019	9,549	16,442
09/30/2019	9,357	16,721
12/31/2019	9,505	18,238
3/31/2020	9,906	14,664
06/30/2020	9,674	17,676
09/30/2020	9,255	19,255
12/31/2020	9,570	21,594
3/31/2021	9,791	22,927
06/30/2021	9,757	24,887
09/30/2021	9,536	25,032
12/31/2021	9,589	27,792
3/31/2022	10,106	26,514
09/30/2022	10,605	21,159
3/31/2023	9,725	24,465
09/30/2023	9,257	25,733
03/31/2024	9,699	31,775
09/30/2024	10,129	35,087

Average Annual Return [Table Text Block]	AVERAGE ANNUAL RETURNS FOR PERIODS ENDING SEPTEMBER 30, 2024
	1 Year	5 Years	10 Years	Ending Value
Forester Value Fund – Class I	9.43%	1.60%	0.13%	$ 10,129
S&P 500 Index	36.35%	15.96%	13.37%	$ 35,087

Net Assets	$ 3,225,911
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 14,608
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISORY FEES
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	PAID BY FUND:
$3,225,911	37	0.00%	$14,608

Largest Holdings [Text Block]

top ten holdings (% OF Net ASsets)

1.	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio, Institutional Class	11.89%
2.	US Government Treasury Bill, 0.00%, 02/06/25	9.15%
3.	Alamos Gold, Inc.	4.25%
4.	Agnico Eagle Mines Ltd.	2.82%
5.	The Allstate Corp.	2.82%
6.	General Mills, Inc.	2.75%
7.	Chubb Ltd.	2.68%
8.	Aon PLC	2.68%
9.	Oracle Corp.	2.64%
10.	Conagra Brands, Inc.	2.62%
	Total % of Net Assets	44.30%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the six months ended September 30, 2024.
Updated Prospectus Phone Number	1-800-388-0365
Updated Prospectus Web Address	https://forestervalue.com/index.html
Class R
Shareholder Report [Line Items]
Fund Name	FORESTER VALUE FUND
Class Name	CLASS R
Trading Symbol	FVRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Forester Value Fund – Class R - FVRLX (the “Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://forestervalue.com/index.html. You can also request this information by contacting us at 1-800-388-0365.
Additional Information Phone Number	1-800-388-0365
Additional Information Website	https://forestervalue.com/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Forester Value Fund – Class R	$78	1.50%

*Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]

Forester Class R	Class R	S&P 500
09/30/2014	10,000	10,000
12/31/2014	10,356	10,493
3/31/2015	10,244	10,593
06/30/2015	9,989	10,623
09/30/2015	9,845	9,940
12/31/2015	9,754	10,639
3/31/2016	10,058	10,781
06/30/2016	9,818	11,045
09/30/2016	9,434	11,470
12/31/2016	9,338	11,908
3/31/2017	9,138	12,629
06/30/2017	9,154	13,019
09/30/2017	9,082	13,603
12/31/2017	9,143	14,507
3/31/2018	9,417	14,397
06/30/2018	9,176	14,891
09/30/2018	9,425	16,039
12/31/2018	9,146	13,871
3/31/2019	9,510	15,764
06/30/2019	9,349	16,442
09/30/2019	9,146	16,721
12/31/2019	9,281	18,238
3/31/2020	9,658	14,664
06/30/2020	9,427	17,676
09/30/2020	9,006	19,255
12/31/2020	9,296	21,594
3/31/2021	9,502	22,927
06/30/2021	9,454	24,887
09/30/2021	9,233	25,032
12/31/2021	9,283	27,792
3/31/2022	9,745	26,514
09/30/2022	10,224	21,159
3/31/2023	9,381	24,465
09/30/2023	8,898	25,733
03/31/2024	9,310	31,775
09/30/2024	9,690	35,087

Average Annual Return [Table Text Block]	AVERAGE ANNUAL RETURNS FOR PERIODS ENDING SEPTEMBER 30, 2024
	1 Year	5 Years	10 Years	Ending Value
Forester Value Fund – Class R	8.90%	1.16%	-0.31%	$ 9,690
S&P 500 Index	36.35%	15.96%	13.37%	$ 35,087

Net Assets	$ 3,225,911
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 14,608
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISORY FEES
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	PAID BY FUND:
$3,225,911	37	0.00%	$14,608

Largest Holdings [Text Block]

top ten holdings (% of net assets)

1.	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio, Institutional Class	11.89%
2.	US Government Treasury Bill, 0.00%, 02/06/25	9.15%
3.	Alamos Gold, Inc.	4.25%
4.	Agnico Eagle Mines Ltd.	2.82%
5.	The Allstate Corp.	2.82%
6.	General Mills, Inc.	2.75%
7.	Chubb Ltd.	2.68%
8.	Aon PLC	2.68%
9.	Oracle Corp.	2.64%
10.	Conagra Brands, Inc.	2.62%
	Total % of Net Assets	44.30%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the six months ended September 30, 2024.
Updated Prospectus Phone Number	1-800-388-0365
Updated Prospectus Web Address	https://forestervalue.com/index.html